FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019
Carrying amount
Amounts due to banks		$ 12,410		$ 18,822	$ 6,570
Payables from securities financing transactions		12,019		12,867	7,778
Cash collateral payables on derivative instruments		36,883		45,649	31,416
Customer deposits		477,145		468,422	450,591
Funding from UBS Group AG and its subsidiaries		49,701	[1]	49,192	47,866	[1]
Debt issued measured at amortized cost	[2]	77,186		66,479	62,835
Other financial liabilities measured at amortized cost		10,103		10,462	10,373
Fair Value
Financial liabilities measured at fair value	[3]	323,729		361,713	291,452
Not measured at fair value
Carrying amount
Amounts due to banks		12,400		18,800	6,600
Payables from securities financing transactions		12,000		12,900	7,800
Cash collateral payables on derivative instruments		36,900		45,600	31,400
Customer deposits		477,100		468,400	450,600
Funding from UBS Group AG and its subsidiaries		49,700		49,200	47,900
Debt issued measured at amortized cost		77,200		66,500	62,800
Other financial liabilities measured at amortized cost	[4]	6,300		6,700	6,500
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value		12,400		18,800	6,600
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value		12,000		12,900	7,800
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value		36,900		45,600	31,400
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value		477,300		468,500	450,700
Not measured at fair value | Funding from UBS Group AG and its subsidiaries
Fair Value
Financial liabilities measured at fair value		49,700		46,600	49,600
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value		78,200		66,700	64,300
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value	[4]	$ 6,300		$ 6,700	$ 6,500

[1]	Represents funding from UBS Group AG to UBS AG.
[2]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[3]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[4]	Excludes lease liabilities.